Portfolio of Investments
Columbia Select Large Cap Growth Fund, December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 10.0%
Entertainment 3.6%
Activision Blizzard, Inc.	638,365	59,272,190
Roku, Inc.(a)	68,519	22,749,678
Total		82,021,868
Interactive Media & Services 6.4%
Facebook, Inc., Class A(a)	388,918	106,236,841
Match Group, Inc.(a)	257,862	38,986,156
Total		145,222,997
Total Communication Services		227,244,865
Consumer Discretionary 15.6%
Diversified Consumer Services 2.8%
New Oriental Education & Technology Group, Inc., ADR(a)	340,761	63,316,801
Internet & Direct Marketing Retail 8.5%
Amazon.com, Inc.(a)	32,579	106,107,523
Booking Holdings, Inc.(a)	39,824	88,698,800
Total		194,806,323
Textiles, Apparel & Luxury Goods 4.3%
NIKE, Inc., Class B	687,361	97,240,961
Total Consumer Discretionary		355,364,085
Consumer Staples 4.6%
Food & Staples Retailing 2.8%
Costco Wholesale Corp.	173,243	65,274,498
Personal Products 1.8%
Estee Lauder Companies, Inc. (The), Class A	151,122	40,227,165
Total Consumer Staples		105,501,663
Financials 2.4%
Capital Markets 2.4%
MSCI, Inc.	123,220	55,021,427
Total Financials		55,021,427
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 23.6%
Biotechnology 5.8%
BioMarin Pharmaceutical, Inc.(a)	256,127	22,459,776
Exact Sciences Corp.(a)	507,294	67,211,382
Sarepta Therapeutics, Inc.(a)	245,928	41,928,265
Total		131,599,423
Health Care Equipment & Supplies 9.9%
ABIOMED, Inc.(a)	166,725	54,052,245
Align Technology, Inc.(a)	146,185	78,118,340
Edwards Lifesciences Corp.(a)	604,647	55,161,946
IDEXX Laboratories, Inc.(a)	79,791	39,885,127
Total		227,217,658
Health Care Providers & Services 2.8%
UnitedHealth Group, Inc.	181,542	63,663,149
Life Sciences Tools & Services 2.6%
Illumina, Inc.(a)	162,256	60,034,720
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	926,197	57,452,000
Total Health Care		539,966,950
Industrials 4.9%
Building Products 1.4%
Trane Technologies PLC	227,599	33,038,271
Professional Services 1.6%
CoStar Group, Inc.(a)	40,264	37,215,210
Road & Rail 1.9%
Uber Technologies, Inc.(a)	831,730	42,418,230
Total Industrials		112,671,711
Information Technology 35.2%
IT Services 10.8%
PayPal Holdings, Inc.(a)	379,380	88,850,796
Square, Inc., Class A(a)	244,842	53,287,413
Visa, Inc., Class A	483,181	105,686,180
Total		247,824,389
Columbia Select Large Cap Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, December 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 7.1%
Applied Materials, Inc.	823,818	71,095,493
NVIDIA Corp.	173,889	90,804,836
Total		161,900,329
Software 17.3%
Adobe, Inc.(a)	179,166	89,604,500
Intuit, Inc.	188,841	71,731,254
Salesforce.com, Inc.(a)	333,267	74,161,906
ServiceNow, Inc.(a)	176,345	97,065,578
Splunk, Inc.(a)	364,454	61,917,090
Total		394,480,328
Total Information Technology		804,205,046
Materials 2.4%
Chemicals 2.4%
Sherwin-Williams Co. (The)	74,083	54,444,337
Total Materials		54,444,337
Total Common Stocks (Cost $902,427,214)		2,254,420,084

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.107%(b),(c)	29,287,105	29,284,177
Total Money Market Funds (Cost $29,284,154)		29,284,177
Total Investments in Securities (Cost: $931,711,368)		2,283,704,261
Other Assets & Liabilities, Net		(277,382)
Net Assets		2,283,426,879

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.107%
	62,707,939	526,248,869	(559,684,920)	12,289	29,284,177	2,104	37,000	29,287,105
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Large Cap Growth Fund | Quarterly Report 2020

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